Consolidated statements of operations (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	May 31, 2013
Operating Expenses
Administration	$ 20,624	$ 4,501	$ 61,355	$ 215,687	$ 902,859	$ 923,483
Advertising	51,493	210,957	577,105	1,028,472	1,741,485	1,792,978
Business development	135,808	193,229	605,170	411,367	1,016,537	1,152,345
Consulting fees	130,693	178,268	961,108	2,783,987	8,221,714	8,352,407
Depreciation	41	55	220	278	2,217	2,258
Foreign exchange loss	8,166	305,881	175,791	198,974	133,503	141,669
Investor relations	60,888	121,272	279,045	487,996	1,257,798	1,318,685
Management fees	164,214	171,001	667,963	1,088,541	3,281,301	3,445,514
Mineral property impairment	0	0	0	0	652,784	652,784
Mineral property option payments and exploration costs	645,285	1,236,025	9,411,342	7,286,863	20,669,611	21,314,896
Office and miscellaneous	20,007	17,251	110,181	59,905	297,726	298,110
Professional fees	36,781	73,725	717,311	253,380	1,274,721	1,311,502
Property investigation costs	0	0	0	24,483	24,483	24,483
Transfer agent and filing fees	27,643	2,443	61,751	79,186	344,953	372,596
Net loss before other items	(1,301,643)	(2,514,608)	(13,628,342)	(13,919,119)	(39,821,690)	(41,103,710)
Other items
Accretion expense	(1,027,387)	0	(93,566)	0	(93,566)	(1,120,953)
Change in fair value of derivative liability	694,645	3,246,553	4,219,489	22,209,156	4,780,839	5,475,484
Interest expense on convertible debentures	(214,414)	0	(19,623)	0	(19,623)	(234,037)
Interest income	0	14,194	27,719	62,497	90,216	90,216
Loss on debt settlement	0	0	0	0	(37,488)	(37,488)
Other income	0	0	0	153,125	153,125	153,125
Operating Income (Loss)	(547,156)	3,260,747	4,153,642	22,424,778	4,893,126	4,326,347
Net profit (loss)	$ (1,848,799)	$ 746,139	$ (9,474,700)	$ 8,505,659	$ (34,928,564)	$ (36,777,363)
Earnings (loss) per share - basic	$ (0.01)	$ 0.00	$ (0.05)	$ 0.06
Earnings (loss) per share - dilutive	$ (0.01)	$ 0.00	$ (0.05)	$ 0.06
Weighted average number of shares outstanding during the year - basic	183,584,921	169,323,707	174,339,008	131,524,259
Weighted average number of shares outstanding during the year - dilutive	183,584,921	207,646,399	174,339,008	141,311,514